Consolidated Statements of Comprehensive Income (loss) - CAD	12 Months Ended
	Feb. 29, 2016	Feb. 28, 2015	Feb. 28, 2014
Gross Sales	CAD 11,513,289	CAD 13,862,437	CAD 15,952,929
Less: Discounts, rebates and slotting fees	(502,085)	(489,473)	(639,461)
Net Sales	11,011,204	13,372,964	15,313,468
Expenses (income)
Cost of sales (excluding depreciation shown separately below)	7,856,351	7,912,307	8,408,558
Selling, general and administrative	4,264,277	4,475,079	4,682,576
Depreciation of property, plant, equipment and intangible asset	705,024	723,610	753,210
Interest	85	1,355	9,474
Foreign exchange loss	9,865	14,220	6,560
Interest income	(4,900)	(11,965)	(7,012)
Change in derivative liability	(81,317)	(196,428)	39,304
Loss on disposal of assets	1,757	10,239	2,095
Expenses	12,751,142	12,928,417	13,894,765
Income (loss) before income tax	(1,739,938)	444,547	1,418,703
Income tax provision (recovery)	(436,654)	108,965	255,408
Net and Comprehensive income (loss)	CAD (1,303,284)	CAD 335,582	CAD 1,163,295
Earnings (loss) per share
Basic	CAD (0.45)	CAD 0.11	CAD 0.40
Diluted	CAD (0.45)	CAD 0.04	CAD 0.37
Weighted average common shares outstanding
Basic	2,880,882	2,922,684	2,929,722
Diluted	2,880,882	3,192,963	3,246,223